Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities

	December 31,
	2024	2023
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	755,431	$682,095
Inventory related	2,500	2,241
Intangible assets	11,465	16,990
Provision for employee related obligations	2,380	703
Stock-based compensation expense	9,838	8,803
Deferred revenue	4,524	3,742
Property, plant and equipment	254	—
Allowance for credit losses	173	119
Research and development credit carry forwards	21,577	20,368
Research and development capitalization (including Section 174)	22,952	19,384
Basis difference in equity method investment	9,240	1,406
Other items	6,491	5,320
Gross deferred tax assets	846,825	761,171
Valuation allowance	(826,870)	(737,560)
Total deferred tax assets	19,955	23,611

Deferred tax liabilities
Intangible assets	(7,423)	(8,803)
Property, plant and equipment	(12,077)	(14,228)
Total deferred tax liabilities	(19,500)	(23,031)
Net deferred tax assets (liabilities)	455	$580

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets

	December 31,
	2024	2023
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	962	$1,303
Deferred tax liabilities	507	723
Net deferred tax assets (liabilities)	455	$580

Schedule of valuation allowance

Valuation Allowance
U.S. $ in thousands
Balance at January 1, 2022	$693,120
Additions	8,788
Decrease	(2,214)
Balance as of December 31, 2022	699,694
Additions	38,500
Decrease	(634)
Balance as of December 31, 2023	737,560
Additions	94,935
Decrease	(5,625)
Balance as of December 31, 2024	$826,870

Schedule of loss before Income Taxes

	2024	2023	2022
	(U.S. $ in thousands)
Domestic	$(30,874)	$(47,959)	$(28,725)
Foreign	(53,111)	(36,628)	10,931
	$(83,985)	$(84,587)	$(17,794)

Schedule of components of income taxes

	2024	2023	2022
	(U.S. $ in thousands)
Current
Domestic	$4,976	$8,238	$7,301
Foreign	1,823	2,874	942
	6,799	11,112	8,243
Deferred
Domestic	(3,774)	(3,993)	(1,440)
Foreign	(52)	(1,337)	(1,349)
	(3,826)	(5,330)	(2,789)
Total income taxes	$2,973	$5,782	$5,454

Schedule of reconciliation of income tax rate

	2024	2023	2022
Statutory tax rate	23.0%	23.0%	23.0%
Reduced tax rate under Israeli benefit programs	(1.5)	(5.0)	(4.3)
Exempted Profits release (see below)	—	—	(16.0)
Stock-based compensation expense	(4.0)	(3.8)	(16.1)
Permanent differences, net	—	1.0	(0.8)
Earnings taxed under foreign law with different tax rate	0.8	27.0	24.7
Valuation Allowance	(17.5)	(44.8)	(18.6)
Changes in uncertain tax positions	(5.5)	(3.8)	(22.1)
Withholding tax	(0.1)	(0.3)	—
Other	1.7	(0.1)	(0.5)
Effective income tax rate	(3.5)%	(6.8)%	(30.7)%

Schedule of beginning and ending balance of uncertain tax positions

	2024	2023	2022
	(U.S. $ in thousands)
Balance at beginning of year	$8,859	$6,043	$3,015
Additions for tax positions related to the current year	5,008	3,636	4,684
Foreign currency impact	—	—	181
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(354)	(458)	(500)
Classification to DTA	(3,535)	(362)	(1,337)
Balance at end of year	$9,978	$8,859	$6,043